COMMITMENTS AND CONTINGENCIES, Registration Rights (Details) $ in Millions	Mar. 31, 2021 USD ($)	Sep. 14, 2020 Demand Individual
Registration and Stockholder Rights [Abstract]
Number of individuals can be nominated for election in board of directors by 50% funders share holder		3
Number of individuals can be nominated for election in board of directors by 30% funders share holder		2
Number of individuals can be nominated for election in board of directors by 20% funders share holder		1
Securities offering price | $	$ 50
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand		2
Minimum [Member]
Registration and Stockholder Rights [Abstract]
Threshold percentage of outstanding registrable securities holder, to make demand		20.00%
Threshold percentage of registrable securities to nominate three board members		50.00%
Threshold percentage of registrable securities to nominate two board members		30.00%
Threshold percentage of registrable securities to nominate one board members		20.00%